CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
March 31, 2015

	Parent	Subsidiary	Guarantor	Non- Guarantor
(Dollars in millions)	Issuer	Issuer	Subsidiaries	Subsidiary	Other	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$5	$9	$—	$—	$14
Accounts receivable, net	—	—	86	194	—	—	280
Inventories	—	—	121	415	—	—	536
Prepaid expenses and other assets	—	—	8	22	—	—	30
Current assets	—	—	220	640	—	—	860
Property, plant, and equipment, net	—	—	494	1,536	23	—	2,053
Intercompany/affiliate receivable	1,380	—	8	19	31	(1,438)	—
Intangibles and other assets, net(1)	—	—	87	55	1	(5)	138
Total assets	$1,380	$—	$809	$2,250	$55	$(1,443)	$3,051
LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$52	$154	$—	$—	$206
Accrued liabilities	43	—	69	131	—	—	243
Current maturities of long-term debt	—	—	—	13	—	—	13
Current liabilities	43	—	121	298	—	—	462
Intercompany/affiliate payable	—	—	1,399	4	35	(1,438)	—
Investment in subsidiaries	187	—	14	—	—	(201)	—
Long-term debt(2)	1,956	—		836	23	(5)	2,810
Other liabilities	—	—	53	524	8	—	585
Member’s (deficit) equity	(806)	—	(778)	588	(11)	201	(806)
Total liabilities and equity	$1,380	$—	$809	$2,250	$55	$(1,443)	$3,051

(1)	Intangibles and other assets, net of Guarantor Subsidiaries include $23 million of a long-term note receivable from Verso Finance.

(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2014

	Parent	Subsidiary	Guarantor	Non- Guarantor
(Dollars in millions)	Issuer	Issuer	Subsidiaries	Subsidiary	Other	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$6	$—	$—	$—	$6
Accounts receivable, net	—	—	88	—	—	—	88
Inventories	—	—	110	—	—	—	110
Assets held for sale	—	—	60	—	1	—	61
Prepaid expenses and other assets	—	—	9	—	2	—	11
Current assets	—	—	273	—	3	—	276
Property, plant, and equipment, net	—	—	508	—	23	—	531
Intercompany/affiliate receivable	1,397	—	2	—	58	(1,457)	—
Intangibles and other assets, net(1)	—	—	93	—	1	—	94
Total assets	$1,397	$—	$876	$—	$85	$(1,457)	$901
LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$63	$—	$—	$—	$63
Accrued liabilities	77	—	128	—	1	—	206
Current maturities of long-term debt	—	—	—	—	30	—	30
Liabilities related to assets held for sale	—	—	2	—	—	—	2
Current liabilities	77	—	193	—	31	—	301
Intercompany/affiliate payable	—	—	1,423	—	34	(1,457)	—
Investment in subsidiaries	803	—	13	—	—	(816)	—
Long-term debt(2)	1,297	—	—	—	23	—	1,320
Other liabilities	—	—	52	—	8	—	60
Member’s (deficit) equity	(780)	—	(805)	—	(11)	816	(780)
Total liabilities and equity	$1,397	$—	$876	$—	$85	$(1,457)	$901

(1)	Intangibles and other assets, net of Guarantor Subsidiaries include $23 million of a long-term note receivable from Verso Finance.

(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

(3)	Certain amounts in the prior year presentation have been reclassified to conform to the current year presentation.

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2014
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$5,526	$5	$10	$—	$5,541
Accounts receivable, net	—	—	87,866	—	—	—	87,866
Inventories	—	—	110,724	—	—	—	110,724
Assets held for sale	—	—	60,014	950	—	—	60,964
Prepaid expenses and other assets	—	—	9,308	1,500	4	—	10,812
Current assets	—	—	273,438	2,455	14	—	275,907
Property, plant, and equipment, net	—	—	507,619	23,206	—	(288)	530,537
Intercompany/affiliate receivable	1,396,872	—	2,335	26,417	31,153	(1,456,777)	—
Intangibles and other assets, net(1)	—	—	93,311	1,101	85	—	94,497
Total assets	$1,396,872	$—	$876,703	$53,179	$31,252	$(1,457,065)	$900,941
LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$62,799	$—	$15	$—	$62,814
Accrued liabilities	77,581	—	127,432	374	126	—	205,513
Current maturities of long-term debt	—	—	—	30,000	—	—	30,000
Liabilities related to assets held for sale	—	—	2,198	—	—	—	2,198
Current liabilities	77,581	—	192,429	30,374	141	—	300,525
Intercompany/affiliate payable	—	—	1,423,289	33,488	—	(1,456,777)	—
Investment in subsidiaries	802,702	—	13,341	—	—	(816,043)	—
Long-term debt(2)	1,296,906	—	—	—	23,305	—	1,320,211
Other liabilities	—	—	52,599	—	8,142	(219)	60,522
Member's (deficit) equity	(780,317)	—	(804,955)	(10,683)	(336)	815,974	(780,317)
Total liabilities and equity	$1,396,872	$—	$876,703	$53,179	$31,252	$(1,457,065)	$900,941
(1) Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2013
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$11,230	$—	$10	$—	$11,240
Accounts receivable, net	—	—	104,624	—	—	—	104,624
Inventories	—	—	137,687	—	—	—	137,687
Assets held for sale	—	—	50	—	—	—	50
Prepaid expenses and other assets	—	—	20,616	—	5	—	20,621
Current assets	—	—	274,207	—	15	—	274,222
Property, plant, and equipment, net	—	—	724,063	19,171	—	(288)	742,946
Intercompany/affiliate receivable	1,335,323	—	1,393	—	31,153	(1,367,869)	—
Intangibles and other assets, net(1)	—	—	103,424	1,251	85	—	104,760
Total assets	$1,335,323	$—	$1,103,087	$20,422	$31,253	$(1,368,157)	$1,121,928
LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$88,397	$—	$15	$—	$88,412
Accrued liabilities	58,847	—	63,462	—	126	—	122,435
Current maturities of long-term debt	13,310	—	—	—	—	—	13,310
Current liabilities	72,157	—	151,859	—	141	—	224,157
Intercompany/affiliate payable	—	—	1,335,323	32,546	—	(1,367,869)	—
Investment in subsidiaries (3)	439,125	—	12,124	—	—	(451,249)	—
Long-term debt(2)	1,235,167	—	—	—	23,305	—	1,258,472
Other liabilities	—	—	42,502	—	8,087	(164)	50,425
Member's (deficit) equity	(411,126)	—	(438,721)	(12,124)	(280)	451,125	(411,126)
Total liabilities and equity	$1,335,323	$—	$1,103,087	$20,422	$31,253	$(1,368,157)	$1,121,928
(1) Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
(3) Investment in subsidiaries has been corrected to reflect presentation as a liability in conformity with current year presentation.

Condensed Consolidating Statements of Operations
Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Three Months Ended March 31, 2015

	Parent	Subsidiary	Guarantor	Non- Guarantor
(Dollars in millions)	Issuer	Issuer	Subsidiaries	Subsidiary	Other	Eliminations	Consolidated
Net sales	$—	$—	$258	$553	$1	$(6)	$806
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	239	495	—	(6)	728
Depreciation, amortization, and depletion	—	—	17	40	—	—	57
Selling, general, and administrative expenses	—	—	27	28	—	—	55
Restructuring charges	—	—	15	7	—	—	22
Other operating income	—	—	(12)	12	—	—	—
Interest income	(47)	—	—	—	—	47	—
Interest expense	47	—	47	18	1	(47)	66
Equity in net loss of subsidiaries	(122)	—	—	—	—	122	—
Net loss	$(122)	$—	$(75)	$(47)	$—	$122	$(122)
Other comprehensive income	—	—	—	—	—	—	—
Comprehensive loss	$(122)	$—	$(75)	$(47)	$—	$122	$(122)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Three Months Ended March 31, 2014

	Parent	Subsidiary	Guarantor	Non- Guarantor
(Dollars in millions)	Issuer	Issuer	Subsidiaries	Subsidiary	Other	Eliminations	Consolidated
Net sales	$—	$—	$299	$—	$—	$—	$299
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	302	—	—	—	302
Depreciation, amortization, and depletion	—	—	26	—	—	—	26
Selling, general, and administrative expenses	—	—	18	—	—	—	18
Interest income	(35)	—	—	—	—	35	—
Interest expense	35	—	34	—	—	(35)	34
Other loss, net	—	—	10	—	—	—	10
Equity in net loss of subsidiaries	(91)	—	—	—	—	91	—
Net loss	$(91)	$—	$(91)	$—	$—	$91	$(91)
Other comprehensive income	—	—	—	—	—	—	—
Comprehensive loss	$(91)	$—	$(91)	$—	$—	$91	$(91)
Certain amounts in the prior year presentation have been reclassified to conform to the current year presentation.

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2014
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,296,613	$3,098	$—	$(3,098)	$1,296,613
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,177,981	1,119	—	(3,098)	1,176,002
Depreciation, amortization, and depletion	—	—	89,509	1,388	55	(55)	90,897
Selling, general, and administrative expenses	—	—	71,336	(1,422)	31	—	69,945
Restructuring charges	—	—	134,486	—	—	—	134,486
Interest income	(141,246)	—	(1,517)	—	(1,546)	142,792	(1,517)
Interest expense	141,246	—	139,385	4,492	1,515	(142,792)	143,846
Other loss, net	—	—	38,898	—	—	—	38,898
Equity in net loss of subsidiaries	(355,944)	—	—	—	—	355,944	—
Net loss	$(355,944)	$—	$(353,465)	$(2,479)	$(55)	$355,999	$(355,944)
Other comprehensive loss	(15,682)	—	(15,682)	—	—	15,682	(15,682)
Comprehensive loss	$(371,626)	$—	$(369,147)	$(2,479)	$(55)	$371,681	$(371,626)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2013
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,388,899	$—	$—	$—	$1,388,899
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,179,085	—	—	—	1,179,085
Depreciation, amortization, and depletion	—	—	103,655	1,075	55	(55)	104,730
Selling, general, and administrative expenses	—	—	75,452	(1,707)	32	—	73,777
Restructuring charges	—	—	1,378	—	—	—	1,378
Other operating income	—	—	(3,971)	—	—	—	(3,971)
Interest income	(138,298)	—	(1,539)	—	(1,546)	139,844	(1,539)
Interest expense	138,298	—	137,083	1,574	1,515	(139,844)	138,626
Other loss, net	2,800	—	5,165	—	—	—	7,965
Equity in net loss of subsidiaries	(108,352)	—	—	—	—	108,352	—
Net loss	$(111,152)	$—	$(107,409)	$(942)	$(56)	$108,407	$(111,152)
Other comprehensive income	13,838	—	13,838	—	—	(13,838)	13,838
Comprehensive loss	$(97,314)	$—	$(93,571)	$(942)	$(56)	$94,569	$(97,314)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,474,612	$—	$—	$—	$1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,272,630	—	—	—	1,272,630
Depreciation, amortization, and depletion	—	—	117,014	1,164	55	(55)	118,178
Selling, general, and administrative expenses	—	—	76,039	(1,707)	32	—	74,364
Restructuring charges	—	—	102,404	—	—	—	102,404
Other operating income	—	—	(60,594)	—	—	—	(60,594)
Interest income	(129,801)	—	(1,523)	—	(1,546)	131,347	(1,523)
Interest expense	129,801	—	126,399	1,575	1,515	(131,347)	127,943
Other loss, net	8,244	—	(864)	—	—	—	7,380
Equity in net loss of subsidiaries	$(157,926)	$—	$—	$—	$—	$157,926	$—
Net loss	(166,170)	—	(156,893)	(1,032)	(56)	157,981	(166,170)
Other comprehensive income	3,385	$—	3,385	$—	$—	(3,385)	3,385
Comprehensive loss	$(162,785)	$—	$(153,508)	$(1,032)	$(56)	$154,596	$(162,785)

Condensed Consolidating Statements of Cash Flows
Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Three Months Ended March 31, 2015

	Parent	Subsidiary	Guarantor	Non- Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Other	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(124)	$(80)	$—	$—	$(204)
Cash flows from investing activities:
Proceeds from sale of assets	—	—	50	1	—	—	51
Transfers from (to) restricted cash	—	—	2	—	—	—	2
Capital expenditures	—	—	(3)	(6)	—	—	(9)
Acquisition, net of cash acquired	—	—	—	128	—	—	128
Investment in parent securities	—	—	—	(5)	—	—	(5)
Return of capital to Parent Issuer	73	—	—	—	—	(73)	—
Advances to subsidiaries	(178)	—	—	—	—	178	—
Payments from subsidiaries	74	—	—	—	—	(74)	—
Net cash (used in) provided by investing activities	(31)	—	49	118	—	31	167
Cash flows from financing activities:
Borrowings on revolving credit facilities	75	—	—	242	—	—	317
Payments on revolving credit facilities	(44)	—	—	(198)	(30)	—	(272)
Return of capital to Parent Issuer	—	—	—	(73)	—	73	—
Advances from parent	—	—	148	—	30	(178)	—
Payments to parent	—	—	(74)	—	—	74	—
Net cash provided by (used in) financing activities	31	—	74	(29)	—	(31)	45
Change in cash and cash equivalents	—	—	(1)	9	—	—	8
Cash and cash equivalents at beginning of period	—	—	6	—	—	—	6
Cash and cash equivalents at end of period	$—	$—	$5	$9	$—	$—	$14
Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Three Months Ended March 31, 2014

				Non-
	Parent	Subsidiary	Guarantor	Guarantor
(Dollars in millions)	Issuer	Issuer	Subsidiaries	Subsidiary	Other	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(96)	$—	$—	$—	$(96)
Cash flows from investing activities:
Transfers to restricted cash	—	—	2	—	—	—	2
Capital expenditures	—	—	(16)	—	—	—	(16)
Other investing activities	—	—	5	—	—	—	5
Advances to subsidiaries	(135)	—	—	—	—	135	—
Payments from subsidiaries	37	—	—	—	—	(37)	—
Net cash used in investing activities	(98)	—	(9)	—	—	98	(9)
Cash flows from financing activities:
Borrowings on revolving credit facilities	135	—	—	—	—	—	135
Payments on revolving credit facilities	(37)	—	—	—	—	—	(37)
Advances from parent	—	—	135	—	—	(135)	—
Payments to parent	—	—	(37)	—	—	37	—
Net cash provided by financing activities	98	—	98	—	—	(98)	98
Change in cash and cash equivalents	—	—	(7)	—	—	—	(7)
Cash and cash equivalents at beginning of period	—	—	11	—	—	—	11
Cash and cash equivalents at end of period	$—	$—	$4	$—	$—	$—	$4

Certain amounts in the prior year presentation have been reclassified to conform to the current year presentation.

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2014
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(60,051)	$1,708	$—	$—	$(58,343)
Cash flows from investing activities:
Proceeds from sale of assets	—	—	766	43	—	—	809
Transfers (to) from restricted cash	—	—	2,222	(1,378)	—	—	844
Capital expenditures	—	—	(41,743)	(220)	—	—	(41,963)
Other investing activities	—	—	15,020	—	—	—	15,020
Advances to subsidiaries	(326,680)	—	—	—	—	326,680	—
Payments from subsidiaries	276,311	—	—	—	—	(276,311)	—
Net cash used in investing activities	(50,369)	—	(23,735)	(1,555)	—	50,369	(25,290)
Cash flows from financing activities:
Borrowings on revolving credit facilities	298,250	—	—	135,199	—	—	433,449
Payments on revolving credit facilities	(235,250)	—	—	(105,199)	—	—	(340,449)
Repayments of long-term debt	(13,310)	—	—	—	—	—	(13,310)
Contribution from Verso	717	—	—	—	—	—	717
Cash distributions	(38)	—	—	—	—	—	(38)
Return of capital to parent				(1,296)		1,296	—
Debt issuance costs	—	—	—	(2,435)	—	—	(2,435)
Advances from parent	—	—	326,680	—	—	(326,680)	—
Payments to parent			(248,598)	(26,417)		275,015	—
Net cash provided by (used in) financing activities	50,369	—	78,082	(148)	—	(50,369)	77,934
Change in cash and cash equivalents	—	—	(5,704)	5	—	—	(5,699)
Cash and cash equivalents at beginning of period	—	—	11,230	—	10	—	11,240
Cash and cash equivalents at end of period	$—	$—	$5,526	$5	$10	$—	$5,541

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2013
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(27,609)	$154	$(7)	$—	$(27,462)
Cash flows from investing activities:
Proceeds from sale of assets	—	—	28,397	—	—	—	28,397
Transfers to restricted cash	—	—	(1,338)	(154)	—	—	(1,492)
Capital expenditures	—	—	(40,660)	—	—	—	(40,660)
Return of capital to Parent Issuer	8,653	—	—	—	—	(8,653)	—
Advances to subsidiaries	(145,000)	—	—	—	—	145,000	—
Payments from subsidiaries	145,360	—	—	—	—	(145,360)	—
Net cash provided by (used in) investing activities	9,013	—	(13,601)	(154)	—	(9,013)	(13,755)
Cash flows from financing activities:
Borrowings on revolving credit facilities	145,000	—	—	—	—	—	145,000
Payments on revolving credit facilities	(145,000)	—	—	—	—	—	(145,000)
Debt issuance costs	(220)	—	—	—	—	—	(220)
Return of capital to Verso	(8,653)	—	—	—	—	—	(8,653)
Cash distributions	(140)	—	—	—	—	—	(140)
Return of capital to Parent Issuer	—	—	(8,653)	—	—	8,653	—
Advances from parent	—	—	145,000	—	—	(145,000)	—
Payments to parent	—	—	(145,360)	—	—	145,360	—
Net cash used in financing activities	(9,013)	—	(9,013)	—	—	9,013	(9,013)
Change in cash and cash equivalents	—	—	(50,223)	—	(7)	—	(50,230)
Cash and cash equivalents at beginning of period	—	—	61,453	—	17	—	61,470
Cash and cash equivalents at end of period	$—	$—	$11,230	$—	$10	$—	$11,240
 Advances to and payments from subsidiaries amounts have been corrected to be presented in investing activities in conformity with current year presentation.

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$9,449	$1,909	$(56)	$—	$11,302
Cash flows from investing activities:
Proceeds from insurance settlement	—	—	51,003	—	—	—	51,003
Proceeds from sale of fixed assets	—	—	1,731	—	—	—	1,731
Transfers (to) from restricted cash	—	—	184	(78)	—	—	106
Capital expenditures	—	—	(68,585)	8,676	—	—	(59,909)
Advances to subsidiaries	(454,467)	—	—	—	—	454,467	—
Payment from subsidiaries	492,025	—	10,507	—	—	(502,532)	—
Net cash provided by (used in) investing activities	37,558	—	(5,160)	8,598	—	(48,065)	(7,069)
Cash flows from financing activities:
Borrowings on revolving credit facilities	112,500	—	—	—	—	—	112,500
Payments on revolving credit facilities	(112,500)	—	—	—	—	—	(112,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,459)	—			—	—	(24,459)
Contribution from parent	776	—	—	—	—	—	776
Cash distributions	(82)	—	—	(10,507)	—	10,507	(82)
Advances from parent	—	—	454,467	—	—	(454,467)	—
Payments to parent	—	—	(492,025)	—	—	492,025	—
Net cash used in financing activities	(37,558)	—	(37,558)	(10,507)	—	48,065	(37,558)
Change in cash and cash equivalents	—	—	(33,269)	—	(56)	—	(33,325)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795
Cash and cash equivalents at end of period	$—	$—	$61,453	$—	$17	$—	$61,470

Advances to and payments from subsidiaries amounts have been corrected to be presented in investing activities in conformity with current year presentation.